RESTRICTED NET ASSETS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RESTRICTED NET ASSETS
Minimum required percentage of after tax profit appropriated to general reserve fund	10.00%
Threshold percentage of general reserve fund to registered capital	50.00%
Reserve funds not distributed as cash dividends	¥ 1,574	¥ 1,455	¥ 1,029
Restricted share capital	2,695
Restricted net assets not available for distribution to the Company in the form of dividends, loans or advances	¥ 4,269